STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)				3 Months Ended			4 Months Ended	12 Months Ended
	Aug. 20, 2021	Nov. 09, 2018	Sep. 13, 2017	Aug. 31, 2021	Aug. 27, 2021	Aug. 31, 2020	May 31, 2019	May 31, 2021	May 31, 2020	Aug. 17, 2020	Feb. 28, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, authorized				1,000,000		1,000,000		1,000,000	1,000,000
Preferred stock, par value				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, issued				0				0	0
Preferred stock, outstanding				0				0	0
Common stock, authorized				36,000,000				36,000,000	36,000,000
Common stock, par value				$ 0.0001				$ 0.0001	$ 0.0001
Common stock holders rights								one vote for each share.
Common stock, issued				1,492,595				1,427,124	998,622
Common stock, outstanding				1,492,595				1,427,124	998,622
Number of shares issued	82,500								123,000
Number of shares issued for acquisition								65,000
Shares, issued								3,000
Number of shares issued upon conversion of convertible securities		520,000
Stock-based compensation				$ 838,250		$ 150,095		$ 1,690,000	$ 828,000
Employment Agreements [Member] | Vested Ratably Through May Thirty One Two Thousand Twenty [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued								240,000	95,000
Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued								3,116
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, authorized										36,000,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, authorized										20,000,000
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares purchased			875					31,812
Private Placement [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of sale of stock, value									$ 1,925,000
Number of shares purchased									962,500
Common stock exchanged for warrants description							(i) one share of common stock, par value $0.0001 per share of the Company (the “Common Stock”) and (ii) a warrant to purchase one share of Common Stock, exercisable at a price of $4.00 per share, exercisable at any time within five years of issuance (each, a “Warrant”) as provided for in the Company’s Term Sheet for Unit Offering dated February 6, 2019 (the “Term Sheet”).
Private Placement [Member] | Maximum [Member] | Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of sale of stock, value							$ 2,000,000
Number of shares purchased							1,000,000
Share price											$ 2.00
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued					42,000
Number of shares issued for services					21,000
Number of shares issued upon conversion of convertible securities					15,000
Franchise [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for acquisition								65,000
Franchise [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for acquisition					6,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued						2,976		48,396	15,625
Number of common stock shares issued as compensation						116,174		219,535	625
Shares, issued								429,000
Number of shares issued for services				21,346		6,597		53,817
Employees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock shares issued as compensation									14,000
Officers And Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of common stock shares issued as compensation								240,000	15,000
Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for services								37,000
Private Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of warrants				100,000
Warrants to purchase shares of common stock				100,000
Warrants exercise price				$ 20.00
Proceeds from warrants				$ 100,000
P L A Y Live Nation Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued for acquisition									94,000